Consolidated Statements of Shareholders' Equity (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Warrant [Member]	Retained Earnings [Member]	Accumulated Translation Adjustment [Member]	Total
Balance at Dec. 31, 2008	$ 93,189,047	$ 7,571,583	$ 13,687	$ (95,191,959)	$ (1,520,721)	$ 4,061,637
Net income (loss)				1,910,799		1,910,799
Stock options, warrants exercised	254,074					254,074
Shares issued for services	414,188		7,732			421,920
Compensation expense		787,338				787,338
Warrants cancelled or expired			(13,687)			(13,687)
Value of options exercised	418,797	(418,797)				0
Balance at Dec. 31, 2009	94,276,106	7,940,124	7,732	(93,281,160)	(1,520,721)	7,422,081
Net income (loss)				1,867,274		1,867,274
Stock options, warrants exercised	128,604					128,604
Shares issued for services	284,750		13,510			298,260
Compensation expense		421,173				421,173
Value of options exercised	84,288	(84,288)				0
Shares cancelled	(9,190,550)	11,129,844				1,939,294
Options cancelled or forfeited		(60,444)				(60,444)
Balance at Dec. 31, 2010	85,583,198	19,346,409	21,242	(91,413,886)	(1,520,721)	12,016,242
Net income (loss)				(5,536,595)		(5,536,595)
Shares issued for services	265,663		18,076			283,739
Compensation expense		409,214				409,214
Balance at Dec. 31, 2011	$ 85,848,861	$ 19,755,623	$ 39,318	$ (96,950,481)	$ (1,520,721)	$ 7,172,600